VIA OVERNIGHT COURIER AND EDGAR

April 14, 2006

Re:	MasterCard Incorporated
Pre-Effective Amendment No. 4 to
Registration Statement on Form S-1
File No. 333-128337

Amanda McManus, Esq.

Division of Corporation Finance

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Dear Ms. McManus:

On behalf of MasterCard Incorporated we hereby transmit via EDGAR for filing with the Securities and Exchange Commission (“SEC”) Pre-Effective Amendment No. 4 to the above-referenced Registration Statement relating to the offering of shares of its Class A common stock, par value $0.0001 per share, marked to show changes from the Registration Statement as filed on March 23, 2006. The Registration Statement has been revised in response to the Staff’s comments and to reflect other updating changes.

To assist your review, we have retyped the text of the Staff’s comments in italics below and, in the case of the Staff’s comment 1, we have retyped the text of the Staff’s prior comment referred to therein. Please note that all references to page numbers in our responses refer to the page numbers of Amendment No. 4 to the Registration Statement. The responses and information described below are based upon information provided to us by MasterCard.

Securities and Exchange Commission	- 2 -	April 14, 2006

Dividend Policy, page 34

1.	Please provide the information referenced in our prior comment number 4 sufficiently in advance of the first date upon which you intend to distribute your preliminary prospectus so that we have an opportunity to review and comment on such information.

(Prior comment number 4: We note that you intend to establish a quarterly dividend. When you have established the amount of the anticipated dividend, please provide us with a comparison of your proposed dividend per share to historical cash available for the dividend for the quarterly periods ended September 30, 2004, December 31, 2004, March 31, 2005, and June 30, 2005. If cash flows from operating activities for the historical periods would have been insufficient to cover your proposed dividend, identify the alternative sources of cash available to you to fund the proposed dividend or otherwise provide us with basis for your belief that you will be able to pay such dividend. In this connection, please address the impact of the requirement that you fund an $800 million settlement through 2012 on your ability to fund the projected dividend and the impact of your projected 2006 net loss on your ability to pay the dividend. See Item 10(b)(1) of Regulation S-K.)

As disclosed in the Registration Statement, MasterCard Incorporated intends to pay a quarterly cash dividend at an annual rate initially equal to $0.36 per share of Class A common stock and Class B common stock commencing in the fourth quarter of 2006. Because MasterCard expects that there will be an aggregate of approximately 135 million shares of Class A common stock and Class B common stock outstanding after the offering transactions, its intended dividend policy implies a quarterly cash requirement of approximately $12 million.

MasterCard’s cash flows provided by (used in) operating activities for the year ended December 31, 2005 which were $273 million ($(14), $211, $151 and $(75) for the quarterly periods ended March 31, 2005, June 30, 2005, September 30, 2005 and December 31, 2005, respectively), indicate a level of cash flows from operating activities which MasterCard believes provides it with a reasonable basis for its assessment that it can support its intended dividend policy. In addition MasterCard had $1.3 billion of cash, cash equivalents and available-for-sale securities as of December 31, 2005.

MasterCard respectfully advises the Staff that the foregoing discussion of its cash flows from operating activities reflects the requirement that it fund the settlement of the U.S. merchant lawsuit, which settlement MasterCard does not believe will adversely impact its ability to fund the intended dividend.

As disclosed in the Registration Statement, MasterCard expects that its donation of shares of its Class A common stock to The MasterCard Foundation will cause it to record a significant net loss for the three and six months ending June 30, 2006 and may cause it to record a net loss for the 2006 fiscal year. (MasterCard expects that only $40 million of its giving to The MasterCard Foundation will be in cash, which cash giving MasterCard expects will be made over a period of up to four years in support of The

Securities and Exchange Commission	- 3 -	April 14, 2006

MasterCard Foundation’s operating expenses and charitable disbursements for the first four years of its operations.) MasterCard respectfully advises the Staff that the expense and any resultant net losses associated with this donation of shares of Class A common stock will not reduce its cash flows from operating activities or otherwise adversely impact its cash available to fund the intended dividend.

Consolidated Financial Statements

Note 12—Postemployment and Postretirement Benefits, page F-26

2.	We note that during 2005, the Company updated the assumptions in determining the severance accrual and as a result, severance expense increased $20 million in 2005. Please advise us of the nature of your updated assumptions as well as your consideration of SFAS 112 as it relates to the period in which the severance expense is accrued.

MasterCard has a formal published severance plan which sets forth the guidelines with respect to severance payments to salaried employees whose normal assignment is within the United States. MasterCard has approximately 4,300 employees of which approximately 3,000 are covered by the Plan. Severance benefits are determined primarily by years of service and pay band in accordance with either a standard or enhanced payment schedule, which is determined by the cause of the severance action.

As MasterCard’s obligation is for employees’ services already rendered, the employees’ rights accumulate over time and can be reasonably estimated, MasterCard accounts for its severance plan liability in accordance with Financial Accounting Standard Board No. 112, “Employers’ Accounting for Postemployment Benefits”. Accordingly, any increase or decrease in the Plan liability resulting from revisions of the plan assumptions, made in response to changes in MasterCard’s actual experience, are recorded by MasterCard in the current period as a change in accounting estimate. Therefore, consistent with past practice, MasterCard immediately recognized the change in its obligation in the current period to include the full amount of benefits available under the plan based on service to date that are expected to be paid.

The liability for expected future severance obligations is based on an actuarial calculation which is driven by several long-term assumptions. Management determines the appropriateness of the Plan assumptions by performing a detailed review of these assumptions at a minimum every three years. MasterCard conducted a detailed review in December 2005. Following are the primary assumptions for the severance liability for the year ended December 31, 2005:

•	Number of Severed Participants – The number of people expected to receive benefits under the Plan was increased from 31 employees to 100 employees in 2005. This change in estimate was based on recent history where normal course severance activity has increased over the past several years, and MasterCard believes its 2005 experience is representative of future periods with a slight increase (10%) for 2006 and beyond.

Securities and Exchange Commission	- 4 -	April 14, 2006

•	Number of Severed Individuals by Pay Band – The number of severed individuals by pay band was estimated using historical 2005 experience as a base, adjusted for a number of strategic and human resource initiatives which were implemented in 2005.

•	Benefit Package – The severance benefits assumption was modified from 2/3 (66.6%) of participants receiving standard benefits and 1/3 (33.3%) receiving enhanced benefits to 1/4 (25%) of participants receiving standard benefits and 3/4 (75%) receiving enhanced benefits. These estimates were changed based on recent severance packages and MasterCard’s expectations that the majority of future severance packages will include enhanced benefits.

•	Discount rate – The discount rate was decreased from 6.0% to 5.75%. Similar to MasterCard’s retirement plan, MasterCard references Moody’s Aa bond rate to calculate the discount rate for the Plan.

Exhibits

3.	We note your response to comment number 31 from our letter dated November 22, 2005. It is inappropriate to shift to investors the risk that the board does not adopt the pricing resolution. Accordingly, we continue to believe that counsel must submit an opinion, prior to effectiveness, which does not contain the assumption in clause (2) of the fourth paragraph. Please provide a revised opinion that does not include such assumption.

In response to the Staff’s comment, MasterCard has re-filed the Exhibit 5.1 opinion, which opinion no longer contains the condition that the Board of Directors has taken all necessary corporate action to authorize and approve the issuance of the shares.

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Securities and Exchange Commission	- 5 -	April 14, 2006

Please do not hesitate to call Vincent Pagano, Jr. at 212-455-3125 or Joshua Ford Bonnie at 212-455-3986 with any questions or further comments you may have regarding this filing or if you wish to discuss the above response.

Very truly yours,

/s/ Simpson Thacher & Bartlett LLP

SIMPSON THACHER & BARTLETT LLP

cc:	Securities and Exchange Commission

Elaine Wolff, Esq.

Rachel Zablow

Steven Jacobs

MasterCard Incorporated

Noah J. Hanft, Esq.

Timothy H. Murphy, Esq.

Cleary Gottlieb Steen & Hamilton LLP

David Lopez, Esq.